Pension Plans	12 Months Ended
May 31, 2018
Compensation And Retirement Disclosure [Abstract]
Pension Plans

NOTE N — PENSION PLANS

We sponsor several pension plans for our employees, including our principal plan (the “Retirement Plan”), which is a non-contributory defined benefit pension plan covering substantially all domestic non-union employees. Pension benefits are provided for certain domestic union employees through separate plans. Employees of our foreign subsidiaries receive pension coverage, to the extent deemed appropriate, through plans that are governed by local statutory requirements.

The Retirement Plan provides benefits that are based upon years of service and average compensation with accrued benefits vesting after five years. Benefits for union employees are generally based upon years of service, or a combination of years of service and average compensation. Our pension funding policy considers contributions in an amount on an annual basis that can be deducted for federal income tax purposes, using a different actuarial cost method and different assumptions from those used for financial reporting. For the fiscal year ending May 31, 2019, we expect to contribute approximately $1.3 million to the retirement plans in the U.S. and approximately $8.1 million to our foreign plans.  We elected to accelerate our fiscal 2019 planned contribution to the RPM International Inc. Retirement Plan, and therefore contributed $52.8 million to the plan in February 2018.

Net periodic pension cost consisted of the following for the year ended May 31:

	U.S. Plans			Non-U.S. Plans
(In thousands)	2018	2017	2016	2018	2017	2016
Service cost	$37,859	$37,603	$32,808	$4,620	$4,070	$4,061
Interest cost	17,518	17,323	17,995	5,025	4,614	5,070
Expected return on plan assets	(32,342)	(25,007)	(25,749)	(8,270)	(7,109)	(7,571)
Amortization of:
Prior service cost	117	217	234	(31)	(24)	(2)
Net actuarial losses recognized	14,470	22,160	16,759	1,758	2,150	1,739
Curtailment/settlement losses			87	128	904	57
Net Pension Cost	$37,622	$52,296	$42,134	$3,230	$4,605	$3,354

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2018 and 2017, were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2018	2017	2018	2017
Benefit obligation at beginning of year	$591,948	$589,046	$195,884	$187,064
Service cost	37,859	37,603	4,620	4,070
Interest cost	17,518	17,323	5,025	4,614
Benefits paid	(34,368)	(28,587)	(6,545)	(4,977)
Participant contributions			980	933
Plan amendments			(61)	(196)
Plan settlements/curtailments			(2,984)	(4,546)
Actuarial (gains)/losses	4,298	(23,437)	(9,523)	16,697
Premiums paid			(106)	(109)
Currency exchange rate changes			6,859	(7,666)
Benefit Obligation at End of Year	$617,255	$591,948	$194,149	$195,884
Fair value of plan assets at beginning of year	$437,481	$314,216	$179,928	$169,464
Actual return on plan assets	30,291	44,924	3,166	21,216
Employer contributions	53,829	106,928	7,460	5,753
Participant contributions			980	933
Benefits paid	(34,368)	(28,587)	(6,545)	(4,977)
Premiums paid			(106)	(109)
Plan settlements/curtailments			(2,267)	(4,471)
Currency exchange rate changes			6,344	(7,881)
Fair Value of Plan Assets at End of Year	$487,233	$437,481	$188,960	$179,928
(Deficit) of plan assets versus benefit obligations at end of year	$(130,022)	$(154,467)	$(5,189)	$(15,956)
Net Amount Recognized	$(130,022)	$(154,467)	$(5,189)	$(15,956)
Accumulated Benefit Obligation	$510,984	$489,918	$181,462	$183,038

The fair value of the assets held by our pension plans has increased at May 31, 2018 since our previous measurement date at May 31, 2017, due primarily to gains in the stock market and our plan contributions. Total plan liabilities have increased due to increased benefit accruals. We have decreased our recorded liability for the net underfunded status of our pension plans.  The assumptions to value lump sums were updated to incorporate future expectations of the IRS mortality and interest rates. Due to slightly higher discount rates and increased asset values offset by higher interest cost and lump sum mortality rates, we expect pension expense in fiscal 2019 to be comparable to our fiscal 2018 expense level. Any future declines in the value of our pension plan assets or increases in our plan liabilities could require us to increase our recorded liability for the net underfunded status of our pension plans and could also require accelerated and higher cash contributions to our pension plans.

Amounts recognized in the Consolidated Balance Sheets for the years ended May 31, 2018 and 2017 are as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2018	2017	2018	2017
Noncurrent assets	$-	$-	$10,483	$998
Current liabilities	(7)	(7)	(421)	(512)
Noncurrent liabilities	(130,015)	(154,460)	(15,251)	(16,442)
Net Amount Recognized	$(130,022)	$(154,467)	$(5,189)	$(15,956)

The following table summarizes the relationship between our plans' benefit obligations and assets:

	U.S. Plans
	2018		2017
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligations in excess of plan assets	$617,255	$487,233	$591,948	$437,481
Plans with accumulated benefit obligations in excess of plan assets	510,984	487,233	489,918	437,481
Plans with assets in excess of projected benefit obligations	-	-	-	-
Plans with assets in excess of accumulated benefit obligations	-	-	-	-

	Non-U.S. Plans
	2018		2017
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligations in excess of plan assets	$152,533	$136,861	$147,560	$130,605
Plans with accumulated benefit obligations in excess of plan assets	43,054	29,855	44,797	31,653
Plans with assets in excess of projected benefit obligations	41,616	52,099	48,324	49,323
Plans with assets in excess of accumulated benefit obligations	138,408	159,105	138,241	148,275

The following table presents the pretax net actuarial loss and prior service (costs) recognized in accumulated other comprehensive income (loss) not affecting retained earnings:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2018	2017	2018	2017
Net actuarial loss	$(197,821)	$(205,942)	$(35,668)	$(41,000)
Prior service (costs) credits	(135)	(252)	224	185
Total recognized in accumulated other comprehensive income not affecting retained earnings	$(197,956)	$(206,194)	$(35,444)	$(40,815)

The following table includes the changes recognized in other comprehensive income:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2018	2017	2018	2017
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost	$-	$-	$(61)	$(196)
Net loss (gain) arising during the year	6,349	(43,353)	(5,098)	2,515
Effect of exchange rates on amounts included in AOCI			1,517	(1,736)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost)	(117)	(217)	18	24
Amortization or settlement recognition of net (loss)	(14,470)	(22,160)	(1,912)	(3,054)
Total recognized in other comprehensive loss (income)	$(8,238)	$(65,730)	$(5,536)	$(2,447)

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2018 that have not yet been recognized in net periodic pension cost, but are expected to be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2019:

(In thousands)	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$(13,279)	$(1,276)
Prior service (cost) credit	$(117)	$31

In measuring the projected benefit obligation and net periodic pension cost for our plans, we utilize actuarial valuations. These valuations include specific information pertaining to individual plan participants, such as salary, age and years of service, along with certain assumptions. The most significant assumptions applied include discount rates, expected return on plan assets and rate of compensation increases. We evaluate these assumptions, at a minimum, on an annual basis, and make required changes, as applicable. In developing our expected long-term rate of return on pension plan assets, we consider the current and expected target asset allocations of the pension portfolio, as well as historical returns and future expectations for returns on various categories of plan assets. Expected return on assets is determined by using the weighted-average return on asset classes based on expected return for the target asset allocations of the principal asset categories held by each plan. In determining expected return, we consider both historical performance and an estimate of future long-term rates of return.  Actual experience is used to develop the assumption for compensation increases.

The following weighted-average assumptions were used to determine our year-end benefit obligations and net periodic pension cost under the plans:

	U.S. Plans		Non-U.S. Plans
Year-End Benefit Obligations	2018	2017	2018	2017
Discount rate	4.12%	3.81%	3.09%	2.79%
Rate of compensation increase	3.80%	3.80%	2.85%	3.00%

	U.S. Plans			Non-U.S. Plans
Net Periodic Pension Cost	2018	2017	2016	2018	2017	2016
Discount rate	3.81%	3.85%	4.25%	2.79%	3.13%	3.26%
Expected return on plan assets	7.89%	7.89%	7.90%	4.37%	4.50%	4.49%
Rate of compensation increase	3.80%	3.80%	3.80%	3.00%	2.81%	2.81%

The following tables illustrate the weighted-average actual and target allocation of plan assets:

	U.S. Plans
	Target Allocation	Actual Asset Allocation
(Dollars in millions)	as of May 31, 2018	2018	2017
Equity securities	55%	$309.3	$295.2
Fixed income securities	25%	76.5	82.4
Multi-class	20%	72.8
Cash (1)		28.4	59.7
Other		0.2	0.2
Total assets	100%	$487.2	$437.5

	Non-U.S. Plans
	Target Allocation	Actual Asset Allocation
(Dollars in millions)	as of May 31, 2018	2018	2017
Equity securities	41%	$90.0	$83.8
Fixed income securities	42%	70.2	65.9
Cash		0.5
Property and other	17%	28.3	30.2
Total assets	100%	$189.0	$179.9

(1)

The cash position at May 31, 2018 results from our acceleration of the planned fiscal 2019 contribution, which was deposited into the RPM International Inc. Retirement Plan during February 2018. The cash position at May 31, 2017 results from our acceleration of the planned fiscal 2018 contribution, which was deposited into the RPM International Inc. Retirement Plan during May 2017.

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2018 and 2017:

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
U.S. Treasury and other government	$-	$10,197	$-	$10,197
State and municipal bonds		605		605
Foreign bonds		1,748		1,748
Mortgage-backed securities		26,081		26,081
Corporate bonds		17,413		17,413
Stocks - large cap	1,927			1,927
Stocks - mid cap	11,748			11,748
Stocks - small cap	18,419			18,419
Stocks - international	3,333			3,333
Mutual funds - equity		273,893		273,893
Mutual funds - multi-class		72,802		72,802
Mutual funds - fixed		20,516		20,516
Cash and cash equivalents	28,371			28,371
Limited partnerships			180	180
Total	$63,798	$423,255	$180	$487,233

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Pooled equities	$-	$88,540	$-	$88,540
Pooled fixed income		70,180		70,180
Foreign bonds		182		182
Insurance contracts			28,268	28,268
Mutual funds		1,334		1,334
Cash and cash equivalents	456			456
Total	$456	$160,236	$28,268	$188,960

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
U.S. Treasury and other government	$-	$7,923	$-	$7,923
State and municipal bonds		628		628
Foreign bonds		1,623		1,623
Mortgage-backed securities		20,211		20,211
Corporate bonds		17,976		17,976
Stocks - large cap	20,999			20,999
Stocks - mid cap	8,128			8,128
Stocks - small cap	16,423			16,423
Stocks - international	2,639			2,639
Mutual funds - equity		247,037		247,037
Mutual funds - fixed		34,014		34,014
Cash and cash equivalents	59,674			59,674
Limited partnerships			206	206
Total	$107,863	$329,412	$206	$437,481

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Pooled equities	$-	$82,626	$-	$82,626
Pooled fixed income		65,649		65,649
Foreign bonds		252		252
Insurance contracts			30,181	30,181
Mutual funds		1,181		1,181
Cash and cash equivalents	39			39
Total	$39	$149,708	$30,181	$179,928

The following table includes the activity that occurred during the years ended May 31, 2018 and 2017 for our Level 3 assets:

		Actual Return on Plan Assets For:
	Balance at	Assets Still Held	Assets Sold	Purchases, Sales and	Balance at
(In thousands)	Beginning of Period	at Reporting Date	During Year	Settlements, net (1)	End of Period
Year ended May 31, 2018	$30,387	(65)	-	(1,874)	$28,448
Year ended May 31, 2017	30,673	1,096	-	(1,382)	30,387

(1)	Includes the impact of exchange rate changes during the year.

The primary objective for the investments of the Retirement Plan is to provide for long-term growth of capital without undue exposure to risk. This objective is accomplished by utilizing a strategy of equities, fixed income securities and cash equivalents in a mix that is conducive to participation in a rising market, while allowing for adequate protection in a falling market. Our Investment Committee oversees the investment allocation process, which includes the selection and evaluation of investment managers, the determination of investment objectives and risk guidelines, and the monitoring of actual investment performance. In order to manage investment risk properly, Plan policy prohibits short selling, securities lending, financial futures, options and other specialized investments except for certain alternative investments specifically approved by the Investment Committee. The Investment Committee reviews, on a quarterly basis, reports of actual Plan investment performance provided by independent third parties, in addition to its review of the Plan investment policy on an annual basis. The investment objectives are similar for our plans outside of the U.S., subject to local regulations.

The goals of the investment strategy for pension assets include: the total return of the funds shall, over an extended period of time, surpass an index composed of the MSCI World Stock Index (equity), the Barclays Aggregate Bond Index (fixed income), and 30-day Treasury Bills (cash), weighted appropriately to match the asset allocation of the plans. The equity portion of the funds shall surpass the MSCI World Stock Index over a full market cycle, while the fixed income portion shall surpass Barclays Aggregate Bond Index over a full market cycle. The purpose of the core fixed income fund is to increase return in the form of cash flow, provide a hedge against inflation and to reduce the volatility of the fund overall. Therefore, the primary objective of the core fixed income portion is to match the Barclays Aggregate Bond Index. The purpose of including opportunistic fixed income assets such as, but not limited to, global and high-yield securities in the portfolio is to enhance the overall risk-return characteristics of the Fund.

In addition to the defined benefit pension plans discussed above, we also sponsor employee savings plans under Section 401(k) of the Internal Revenue Code, which cover most of our employees in the U.S. We record expense for defined contribution plans for any employer-matching contributions made in conjunction with services rendered by employees. The majority of our plans provide for matching contributions made in conjunction with services rendered by employees. Matching contributions are invested in the same manner that the participants invest their own contributions. Matching contributions charged to income were $18.7 million, $17.4 million and $16.3 million for the years ending May 31, 2018, 2017 and 2016, respectively.

We expect to pay the following estimated pension benefit payments in the next five years (in millions): $54.0 in 2019, $58.4 in 2020, $56.2 in 2021, $59.1 in 2022 and $60.4 in 2023. In the five years thereafter (2024-2028), we expect to pay $318.0 million.